LOSS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2022
LOSS PER SHARE
Schedule of computation of basic and diluted loss per share

The following table sets forth the computation of basic and diluted loss per share for the years ended June 30, 2022 and 2021, respectively:

	June 30, 2022	June 30, 2021
Net loss attributable to the common shareholders	$(2,811,094)	$(216,505,881)

Basic weighted-average common shares outstanding	19,837,642	19,837,642
Effect of dilutive securities
Diluted weighted-average common shares outstanding	19,837,642	19,837,642
Loss per share – Basic	$(0.14)	$(10.91)
Loss per share – Diluted	$(0.14)	$(10.91)